Long-term interest bearing debt (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Debt facilities

Outstanding debt as at December 31, 2016
(In millions of U.S dollars)	Principal outstanding	Less: Debt Issuance Costs	Total Debt
Current portion of long-term debt	1,084.8	(6.3)	1,078.5
Long-term portion of debt	883.3	(2.8)	880.5
Related party share of long term debt	321.2	—	321.2
Total external debt	2,289.3	(9.1)	2,280.2

Outstanding debt as at December 31, 2015
(In millions of U.S dollars)	Principal outstanding	Less: Debt Issuance Costs	Total Debt
Current portion of long-term debt	218.1	(7.7)	210.4
Long-term portion of debt	1,910.5	(7.0)	1,903.5
Related party share of long term debt	321.0	—	321.0
Total external debt	2,449.6	(14.7)	2,434.9
As of December 31, 2016 and December 31, 2015, the Company had the following debt facilities:

(In millions of U.S. dollars)	December 31, 2016	December 31, 2015
Credit facilities:
US$2,000 facility	1,033.3	1,200.0
US $475 facility	356.3	354.0
Total credit facilities	1,389.6	1,554.0

Bonds:
NOK 1,500 bond*	174.7	170.6
US$600 bond*	600.0	600.0
Total bonds	774.7	770.6

Related Party Loans
Loan provided by related party	125.0	125.0
Total interest bearing debt	2,289.3	2,449.6

Less: current portion	(1,084.8)	(218.1)
Less: Related party share of long term debt	(321.2)	(321.0)
Long-term portion of interest bearing debt	883.3	1,910.5

* Seadrill is the owner of 5.5% of the bond, this portion is presented as a related party liability in the Company's consolidated balance sheet. Refer to Note 21 "Related party transactions".
** Seadrill is the owner of 31.1% of the bond, this portion is presented as a related party liability in the Company's consolidated balance sheet. Refer to Note 21 "Related party transactions".

Maturities of outstanding debt
The outstanding debt as of December 31, 2016 is repayable as follows:

(In millions of U.S. dollars)	Year ending December 31,
Year ended December 31, 2017	1,084.8
Year ended December 31, 2018	222.2
Year ended December 31, 2019	857.3
Year ended December 31, 2020	—
Year ended December 31, 2021	—
Year ended December 31, 2022 and thereafter	125.0
Total debt principal outstanding	2,289.3